Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance at Mar. 10, 2022
Balance (in Shares) at Mar. 10, 2022
Issuance of Class B ordinary shares to Sponsor		$ 494	24,712	(206)		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		4,935,622
Net income (loss)					(8,687)	(8,687)
Balance at Dec. 31, 2022		$ 494	24,712	(206)	(8,687)	16,313
Balance (in Shares) at Dec. 31, 2022		4,935,622
Issuance of Placement Units	$ 57		5,653,693			$ 5,653,750
Issuance of Placement Units (in Shares)	565,375					565,375
Issuance of Representative Shares	$ 10		132,470			$ 132,480
Issuance of Representative Shares (in Shares)	103,500
Proceeds allocated to Public Warrants			3,392,500			3,392,500
Allocation of Issuance Costs			(206,223)			(206,223)
Accretion Redemption Value of Class A Ordinary Shares			(8,997,152)		(6,660,863)	(15,658,015)
Cash received for stock subscription receivable				206		206
Forward Purchase Agreement					(8,810,000)	(8,810,000)
Net income (loss)					8,614,602	8,614,602
Balance at Dec. 31, 2023	$ 67	$ 494			$ (6,864,948)	$ (6,864,387)
Balance (in Shares) at Dec. 31, 2023	668,875	4,935,622